Schedule of investments
Delaware Ivy VIP Mid Cap Growth
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.67%♦
Communication Services — 6.97%
Pinterest Class A †	500,436	$ 13,646,890
Shutterstock	86,019	6,244,979
Trade Desk Class A †	160,961	9,804,135
ZoomInfo Technologies †	187,958	4,644,442
		34,340,446
Consumer Discretionary — 14.23%
BorgWarner	257,516	12,646,611
Floor & Decor Holdings Class A †	79,425	7,801,124
Foot Locker	137,149	5,443,444
Levi Strauss & Co. Class A	328,599	5,990,360
Lululemon Athletica †	21,480	7,822,801
National Vision Holdings †	169,755	3,198,184
On Holding Class A †	250,103	7,760,696
Petco Health & Wellness †	315,326	2,837,934
Pool	25,417	8,703,797
Vail Resorts	33,935	7,929,931
		70,134,882
Consumer Staples — 1.26%
Brown-Forman Class B	96,456	6,199,227
		6,199,227
Financials — 5.03%
Kinsale Capital Group	17,584	5,277,837
MarketAxess Holdings	49,889	19,521,067
		24,798,904
Healthcare — 18.50%
Agilent Technologies	49,271	6,816,150
Bio-Techne	97,194	7,210,823
Cooper	6,927	2,586,265
Dexcom †	146,490	17,019,208
Edwards Lifesciences †	78,229	6,471,885
Envista Holdings †	225,817	9,231,399
Genmab ADR †	193,890	7,321,286
Intuitive Surgical †	34,195	8,735,797
Repligen †	54,415	9,161,309
Seagen †	45,495	9,211,373
West Pharmaceutical Services	21,527	7,458,460
		91,223,955
Industrials — 17.68%
A O Smith	109,755	7,589,558
Clarivate †	372,163	3,494,611
Copart †	86,563	6,510,403
CoStar Group †	276,883	19,063,395
Fastenal	142,264	7,673,720
Generac Holdings †	54,141	5,847,769
HEICO Class A	81,800	11,116,620
Howmet Aerospace	81,927	3,471,247
IDEX	29,136	6,731,290
Lincoln Electric Holdings	31,545	5,334,259
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Trex †	159,631	$ 7,769,241
WillScot Mobile Mini Holdings †	54,367	2,548,725
		87,150,838
Information Technology — 33.96%
Arista Networks †	64,246	10,784,334
Coherent †	198,057	7,542,011
Crowdstrike Holdings Class A †	57,327	7,868,704
DocuSign †	129,913	7,573,928
DoubleVerify Holdings †	54,473	1,642,361
EngageSmart †	124,213	2,391,100
HubSpot †	12,127	5,199,451
Keysight Technologies †	55,986	9,040,619
Littelfuse	22,958	6,154,810
Marvell Technology	218,961	9,481,011
Microchip Technology	146,307	12,257,600
Monolithic Power Systems	31,712	15,873,125
Novanta †	41,241	6,561,031
Paycom Software †	31,378	9,539,226
Teradyne	105,497	11,341,982
Trimble †	140,078	7,342,889
Tyler Technologies †	28,055	9,949,425
Universal Display	56,537	8,770,585
Workday Class A †	31,436	6,492,791
Workiva †	67,855	6,949,031
Zebra Technologies Class A †	14,691	4,671,738
		167,427,752
Materials — 1.04%
Martin Marietta Materials	14,460	5,134,168
		5,134,168
Total Common Stocks (cost $410,878,100)		486,410,172

Short-Term Investments — 1.50%
Money Market Mutual Funds — 1.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	1,845,394	1,845,394
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	1,845,394	1,845,394
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	1,845,395	1,845,395
NQ-IV075 [3/23] 5/23 (2913022)    1

Schedule of investments
Delaware Ivy VIP Mid Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	1,845,395	$ 1,845,395
Total Short-Term Investments (cost $7,381,578)		7,381,578

Total Value of Securities—100.17% (cost $418,259,678)		493,791,750
Liabilities Net of Receivables and Other Assets—(0.17%)		(847,363)
Net Assets Applicable to 46,765,804 Shares Outstanding—100.00%		$492,944,387

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV075 [3/23] 5/23 (2913022)